UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2922

Waddell & Reed Advisors Cash Management, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

 (Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

      SEPTEMBER 30, 2004

Waddell & Reed Advisors Cash Management

CONTENTS

3	President's Letter
5	Manager's Discussion
7	Illustration of Fund Expenses
9	Portfolio Highlights
10	Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
26	Notes to Financial Statements
29	Report of Independent Registered Public Accounting Firm
30	Income Tax Information
31	Directors and Officers
36	Annual Privacy Notice
38	Proxy Voting Information
39	Quarterly Portfolio Schedule Information
40	Householding Notice
41	IRA Disclosure

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Cash Management, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Waddell & Reed Advisors Cash Management, Inc. prospectus.

President's Letter

      September 30, 2004

DEAR SHAREHOLDER:

The 12-month period ended September 30, 2004 offered positive results for most investors. The last calendar quarter of 2003 showed exceptionally strong economic and market gains, while most of 2004 yielded considerably more restrained performance. Overall stock market returns were still substantial, with the S&P 500 returning 13.87 percent for the 12-month period. Bonds also showed positive performance during the period, with the Lehman Brothers U.S. Credit Index returning 4.43 percent for the 12 months.

Ups and Downs in a Year of Contrasts

A flurry of activity sent the economy and market spiraling upward in the last quarter of 2003. The Jobs and Growth Tax Relief Reconciliation Act accelerated income tax reductions, provided parents with advance payments of child tax credits and slashed dividend and capital gains tax rates. The Federal Reserve Board cut interest rates to historic lows. Government spending increased significantly, and the Treasury engineered a decline in the value of the dollar. All of this fiscal and monetary stimulus had the intended effect: the economy improved sharply, with GDP rising significantly. Corporate profits rose, the stock market experienced a huge rally and the year ended on a high note.

As 2004 unfolded, uncertainties began to cloud the landscape. The situation in Iraq, the anticipation of rising interest rates and concern over a possible economic slowdown in China all played a role in muting market returns. In addition, the Federal Reserve Board went into tightening mode, raising interest rates on June 30 for the first time in nearly four years. As the period came to a close, the high price of oil picked the pockets of both consumers and corporations and acted as a drag on economic growth. Election uncertainty, hurricanes and talk about the economy hitting a "soft spot" also shook investor confidence.

The Next 12 Months

Looking ahead, we are reasonably optimistic about the economy and the markets. While economic growth certainly slowed in 2004, that wasn't entirely unexpected. The previous growth rate - fueled by the combination of tax cuts, higher government spending and interest rate reductions mentioned above - was, in our view, unsustainably high. Now that we've passed the one-year anniversary of the government's stimulus package, we feel that we can expect lower, but still respectable, economic growth. We see GDP expanding in the 3 percent range, steady job creation, relatively tame inflation and continued strength in corporate earnings.

However, we do anticipate some moderation in the growth of the economy due to higher energy prices and the slow tightening of monetary policy. But as long as inflation remains in check, we do not expect the Fed to aggressively raise interest rates. A gradual rise seems much more likely in our opinion.

As for the markets, we think that many of the current uncertainties will be resolved and that investors will once again focus on the positives: strong corporate earnings, ongoing job creation and solid economic growth. History suggests that the stock market generally follows corporate profit trends, which are currently positive. Once the overhangs, such as election uncertainty and rising energy prices, are out of the way, we believe stock prices should follow earnings and show moderate but solid gains.

Keep in mind, however, that uncertainty is a core feature of the financial markets. That's why we believe that adhering to the fundamental principles of investing is the best way to achieve your long-term financial goals. By investing regularly and diversifying your portfolio among different asset classes and investment styles, you can maximize the potential for return and help reduce risk. You'll also be better equipped to handle market volatility.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, can be your key to a sound financial future.

Questions and Comments

In the following pages of this report, your portfolio manager discusses factors that affected your Fund's performance over the past 12 months and offers insights into her outlook for the future. If you have any questions or comments regarding this annual report or your investment in Waddell & Reed Advisors Funds, please contact your financial advisor or call us at 1.888.WADDELL. You can visit us online at www.waddell.com for the most current performance information.

Thank you for your continuing confidence in the Waddell & Reed Advisors Funds.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report as stated on the cover. The President's views are subject to change at any time based on market and other conditions and no forecasts can be guaranteed.

Manager's Discussion of Cash Management

      September 30, 2004

An interview with Mira Stevovich, CFA, portfolio manager of Waddell & Reed Advisors Cash Management

The following discussion and tables provide you with information regarding the Fund's performance for the fiscal year ended September 30, 2004.

How did the Fund perform during the last fiscal year?

The Fund was competitive with peer group money market funds during the past fiscal year. The yield on the Fund has increased gradually, due to increases in the federal funds rate. The Fund's fiscal year started with the federal funds rate at 1.00 percent. As the economy improved, the Federal Reserve began to remove excess liquidity from the financial system in a slow and measured way. The Federal Reserve increased the federal funds rate by 1/4 percent at each of its meetings in June, August and September of this year. At the end of the Fund's fiscal year the federal funds rate was at 1.75 percent.

What factors affected performance during the fiscal year?

The increase in short-term interest rates affected the overall performance of the Fund. During the first portion of the Fund's fiscal year, we were operating in a market environment that anticipated short-term rates of interest remaining the same for a prolonged period of time. Market sentiment in the spring of 2004 changed to incorporate an upward movement of interest rates beginning in late spring. The anticipation of higher rates of interest in the future provided an opportunity to invest in securities with higher yields.

Credit quality also played a role in the management and performance of the Fund during the past fiscal year. We have remained vigilant in our review of the companies whose securities we purchase and have selected securities that we believe are of the highest credit quality, based on our strict credit risk constraints.

What other market conditions or events influenced the Fund's return during the fiscal year?

A decline in the supply of short-term securities was a factor in the Fund's return during the past year. As companies contracted their businesses, their need for short-term financing decreased, ultimately decreasing the supply of short-term securities issued (commercial paper). Also, many companies funded their operations by issuing longer bonds to take advantage of the low rate environment. This lessened the need for companies to borrow in the short-term market, as well. As a result, the decreased supply of short-term securities put additional downward pressure on short-term rates. We have now begun to see an overall increase in the issuance of commercial paper. This has coincided with an improvement in economic activity.

What strategies and techniques did you employ that specifically affected the Fund's performance?

We have maintained the average maturity of the Fund by carefully selecting what we feel are high quality securities in which to invest. However, securities issued by the highest-quality companies are issued at premium rates of interest (lowest-yielding securities). This ultimately affects the Fund's yield. To attempt to compensate for this, we tried to time the purchase of our longer-dated securities, during periods in which the market anticipated higher future rates of interest, in an effort to take advantage of temporarily higher yields. We have also looked to certain sectors, such as taxable municipal securities, which have at times been offered at attractive rates of interest. Floating rate securities have been an attractive investment vehicle to us. Typically, as interest rates increase, so does the interest rate of the floating rate security.

What industries did you emphasize over the year, and what looks attractive to you going forward?

We have emphasized investments of the highest credit quality during the past fiscal year, in an effort to add value to the portfolio. We intend to continue investing in what we feel are high-quality securities within all industries and sectors in the future, including U.S. Treasury and government agency securities, when we feel that they look attractive on a relative basis. In our opinion, top-rated U.S. banks continue to offer good value. Therefore, we intend to look at opportunities in this area, as well. Over the next several months, many large corporate bond issues will become money market eligible. We believe that this should provide an additional supply of high quality securities in which to invest. In an effort to take advantage of increases in short-term interest rates, we intend to continue to add attractively priced floating rate securities to the Fund.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

Please remember that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Illustration of Fund Expenses

Cash Management

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2004.

Actual Expenses

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended September 30, 2004	Beginning Account Value 3-31-04	Ending Account Value 9-30-04	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A
	$1,000	$1,002	0.93%	$4.67
Class B
	1,000	1,000	1.35	6.75
Class C
	1,000	1,000	1.36	6.84
W&R Money Market Class C	1,000	1,000	1.30	6.54
Based on 5% Return(2)
Class A
	$1,000	$1,020	0.93%	$4.72
Class B
	1,000	1,018	1.35	6.81
Class C
	1,000	1,018	1.36	6.90
W&R Money Market Class C	1,000	1,019	1.30	6.60

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2004, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF CASH MANAGEMENT

Portfolio Highlights

On September 30, 2004, Waddell & Reed Advisors Cash Management had net assets totaling $701,282,276.

As a shareholder of the Fund, for every $100 you had invested on September 30, 2004, your Fund owned:

Corporate Obligations - Notes	$34.55
Municipal Obligations	$23.29
Corporate Obligations - Commercial Paper	$21.66
United States Government Securities	$14.06
Corporate Obligations - Certificates of Deposit	$6.17
Cash and Other Assets, Net of Liabilities	$0.27

The Investments of Cash Management

September 30, 2004
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificates of Deposit - 6.17%
Banks
Citibank, N.A.:
1.65%, 11-22-04	$17,000	$17,000,000
1.86%, 12-20-04	17,800	17,800,000
Wells Fargo & Company,
1.76%, 10-20-04	8,475	8,475,000

		43,275,000

Commercial Paper
Banks - 2.70%
Bank of America Corporation:
1.49%, 10- 4-04	10,000	9,998,758
1.73%, 12-13-04	9,000	8,968,428

		18,967,186

Capital Equipment - 2.07%
Caterpillar Inc.:
1.75%, 10- 4-04	9,500	9,498,615
1.71%, 10-15-04	5,000	4,996,675

		14,495,290

Finance Companies - 2.68%
Ciesco, LLC:
1.55%, 10-5-04	3,000	2,999,483
1.72%, 11-8-04	1,300	1,297,640
1.79%, 11-16-04	11,000	10,974,841
PACCAR Financial Corp.:
1.55%, 10-13-04	1,225	1,224,367
1.63%, 11- 4-04	2,268	2,264,509

		18,760,840

Food and Related - 3.47%
Archer Daniels Midland Company,
1.77%, 10-19-04	2,000	1,998,230
Golden Peanut Co.:
1.65%, 10-25-04	3,000	2,996,700
1.81%, 11-24-04	2,850	2,842,262
1.85%, 12-8-04	2,500	2,491,264
1.85%, 12-10-04	2,050	2,042,626
McCormick & Co. Inc.,
1.81%, 11-23-04	12,000	11,968,023

		24,339,105

Household - General Products - 1.31%
Fortune Brands Inc.:
1.56%, 10-12-04	4,020	4,018,084
1.59%, 10-18-04	5,159	5,155,126

		9,173,210

Multiple Industry - 2.13%
General Electric Capital Corporation:
1.71%, 12-2-04	7,000	6,979,385
1.8%, 12-8-04	8,000	7,972,800

		14,952,185

Retail - General Merchandise - 0.54%
Wal-Mart Stores, Inc.,
1.55%, 10-29-04	3,800	3,795,419

Security and Commodity Brokers - 5.19%
Prudential Funding Corp.:
1.71%, 10-18-04	25,000	24,979,813
1.76%, 10-21-04	10,000	9,990,222
UBS Finance Delaware LLC,
1.88%, 10-1-04	1,428	1,428,000

		36,398,035

Utilities - Telephone - 1.57%
BellSouth Corporation,
1.77%, 10-25-04	10,000	9,988,200
SBC International Inc.,
1.79%, 10-19-04	1,000	999,105

		10,987,305

Total Commercial Paper - 21.66%		151,868,575

Notes
Banks - 4.83%
Bank of America Corporation,
1.91%, 11-13-04	10,000	10,013,626
NationsBanc Corp.,
6.875%, 2-15-05	7,500	7,651,118
Wells Fargo & Company:
1.69%, 10- 4-04	8,000	8,000,000
1.73%, 10-15-04	8,200	8,200,000

		33,864,744

Business Equipment and Services - 1.33%
Berkeley Hills Country Club, Inc. (Wachovia Bank, N.A.),
1.91%, 10-7-04	8,030	8,030,000
Playworld Systems Incorporated (Wachovia Bank),
1.91%, 10-6-04	1,285	1,285,000

		9,315,000

Electrical Equipment - 1.48%
Emerson Electric Co.,
7.875%, 6-1-05	10,000	10,376,716

Food and Related - 0.77%
Butter Krust Baking Company, Inc. (Wachovia Bank, N.A.),
1.94%, 10-7-04	2,275	2,275,000
Cheney Bros, Inc. (Wachovia Bank),
1.91%, 10-7-04	3,150	3,150,000

		5,425,000

Furniture and Furnishings - 0.47%
Capo & Sons Corporation (Wachovia Bank, N.A.),
1.91%, 10-7-04	3,330	3,330,000

Health Care - Drugs - 7.85%
Merck & Co., Inc.,
4.484%, 2-22-05 (A)	33,000	33,412,724
Pfizer Inc.,
1.7475%, 10-7-04	21,600	21,600,000

		55,012,724

Health Care - General - 1.61%
ACTS Retirement - Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A,
1.84%, 10-7-04	8,000	8,000,000
Waukesha Health System, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996,
1.84%, 10-7-04	3,275	3,275,000

		11,275,000

Hospital Supply and Management - 1.00%
Autumn House at Powder Mill, Inc. (Suntrust Bank),
1.85%, 10-7-04	1,450	1,450,000
Meriter Management Services, Inc. (U.S. Bank Milwaukee, National Association),
1.8%, 10-6-04	5,600	5,600,000

		7,050,000

Hotels and Gaming - 0.37%
Waco Investors II of Duluth Limited Partnership Bonds, Series 1995,
1.9%, 10-7-04	2,570	2,570,000

Household - General Products - 1.78%
Procter & Gamble Company (The),
1.83%, 10-7-04	12,500	12,500,000

Insurance - Property and Casualty - 1.84%
MBIA Global Funding, LLC (MBIA Insurance Corporation),
1.8%, 10-29-04	12,900	12,900,000

Leisure Time Industry - 1.01%
Ansley Golf Club, Inc. (Wachovia Bank, N.A.),
1.91%, 10-7-04	7,080	7,080,000

Multiple Industry - 1.16%
General Electric Capital Corporation,
6.5%, 1-25-05	8,000	8,126,761

Publishing - 1.39%
Gannett Co., Inc.,
4.95%, 4-1-05	9,600	9,739,331

Real Estate Investment Trusts - 0.73%
701 Green Valley Associates, LLC, Taxable Variable Rate Demand Bonds, Series 1997,
1.91%, 10-7-04	2,030	2,030,000
Handy, L.C. (U.S. Bank, National Association),
1.94%, 10-7-04	3,060	3,060,000

		5,090,000

Retail - General Merchandise - 1.98%
Target Corporation,
7.5%, 2-15-05	4,510	4,611,929
Wal-Mart Stores, Inc.,
1.6975%, 11-22-04	9,300	9,301,401

		13,913,330

Retail - Specialty Stores - 0.22%
El Dorado Enterprises of Miami, Inc. (Wachovia Bank, N.A.),
1.91%, 10-7-04	1,565	1,565,000

Trucking and Shipping - 0.06%
Volpe Family Partnership, L.P. (Wachovia Bank),
1.89%, 10-7-04	430	430,000

Utilities - Telephone - 4.67%
BellSouth Corporation,
4.119%, 4-26-05 (A)	22,600	22,918,008
SBC Communications Inc.,
4.206%, 6-5-05 (A)	9,700	9,829,510

		32,747,518

Total Notes - 34.55%		242,311,124

TOTAL CORPORATE OBLIGATIONS - 62.38%		$437,454,699

(Cost: $437,454,699)

MUNICIPAL OBLIGATIONS

Alabama - 0.56%
The Industrial Development Board of the City of Dothan, Alabama's Taxable Adjustable/Fixed Rate Industrial Revenue Bonds, Series 1999 (Dunbarton Project), (Wachovia Bank, N.A.),
1.91%, 10-7-04	3,940	3,940,000

California - 6.70%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Air Products and Chemicals, Inc./Wilmington Facility, Taxable Series 1997A,
1.62%, 10-7-04	20,015	20,015,000
Air Products Manufacturing Corporation, Taxable Series 1997A:
1.62%, 10-7-04	7,700	7,700,000
1.7%, 11- 4-04	7,500	7,500,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
1.83%, 10-6-04	9,450	9,450,000
California Statewide Communities Development Authority, Variable Rate Demand, Taxable Multifamily Housing Revenue Bonds (La Puenta Apartments), 2001 Series JJ-T (U.S. Bank, National Association),
2.23%, 10- 4-04	2,315	2,315,000

		46,980,000

Colorado - 0.20%
Kit Carson County, Colorado, Architectural Development Revenue Bonds (Taxable), (Midwest Farms, L.L.C. Project), Series 1997 (Wells Fargo Bank),
1.84%, 10-7-04	1,410	1,410,000

District of Columbia - 0.39%
District of Columbia Revenue Bonds, American Society for Microbiology Project, Series 1999B (Taxable), (First Union National Bank),
1.89%, 10-7-04	2,775	2,775,000

Florida - 2.35%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds:
Multi-Tenant Office Building Project, Taxable Series 2004C (Bank of America, N.A.),
1.8%, 10-6-04	8,000	8,000,000
Tallahassee Orthopedic Center, L.C., Incremental Taxable Variable Rate Demand Bonds, Series 2004,
1.84%, 10-7-04	5,970	5,970,000
Interdisciplinary Research Building Project, Taxable Series 2004B (Bank of America, N.A.),
1.8%, 10-6-04	2,500	2,500,000

		16,470,000

Kansas - 1.02%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank, National Association),
1.93%, 10- 4-04	7,125	7,125,000

Maine - 0.55%
Finance Authority of Maine, Taxable Electric Rate Stabilization Revenue Notes, Series 1998A (Maine Public Service Company), (AMBAC Assurance Corporation),
1.85%, 10-6-04	3,875	3,875,000

Maryland - 3.83%
Mayor and City Council of Baltimore (City of Baltimore, Maryland), General Obligation Bonds, Consolidated Public Improvement Bonds:
Series 2003D (Variable Rate Demand/Taxable),
1.8%, 10-7-04	15,200	15,200,000
Series 2003C (Variable Rate Demand/Taxable),
1.8%, 10-7-04	11,650	11,650,000

		26,850,000

Minnesota - 0.14%
City of Lake City, Minnesota, Taxable Industrial Development Revenue Bonds (Valley Craft, Inc. Project), Series 1997,
1.94%, 10-7-04	1,000	1,000,000

Missouri - 0.33%
City of Bethany, Missouri, Taxable Industrial Development Revenue Bonds (Central Programs, Inc. Project), Series 2002,
1.8%, 10-7-04	2,290	2,290,000

New York - 1.97%
The City of New York, General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale, New York Branch),
1.76%, 12-1-04	13,845	13,845,000

Pennsylvania - 0.38%
Berks County Industrial Development Authority, Federally-Taxable Variable Rate Demand/Fixed Rate Revenue Bonds (Tray-Pak Corp. Project), Series B of 2001 (Wachovia Bank, N.A.),
1.89%, 10-7-04	2,635	2,635,000

Rhode Island - 0.45%
Rhode Island Economic Development Corporation, Taxable Variable Rate Economic Development Revenue Bonds (AAA Southern New England Project), Series 1998 (Wachovia Bank, N.A.),
1.91%, 10-7-04	3,155	3,155,000

Texas - 2.32%
Gulf Coast Waste Disposal Authority, Pollution Control Revenue Bonds (Amoco Oil Company Project), Taxable Series 1995:
1.57%, 10- 4-04	15,500	15,500,000
1.7%, 11-9-04	800	800,000

		16,300,000

Washington - 1.89%
Washington State Housing Finance Commission:
Taxable Variable Rate Demand Multifamily Revenue Bonds:
Springfield Meadows Apartments Project, Series 2001B (U.S. Bank, National Association),
1.93%, 10- 4-04	4,305	4,305,000
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
1.74%, 10-7-04	2,955	2,955,000
Country Club Apartments Project, Series 2001B (U.S. Bank, National Association),
2.03%, 10- 4-04	1,975	1,975,000
Taxable Variable Rate Demand Nonprofit Revenue Bonds, Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
1.89%, 10-7-04	2,145	2,145,000

Washington Economic Development Finance Authority,
      Taxable Variable Rate Demand Industrial Revenue
      Bonds (Tonkin Building Associates, LLC Project),
      Series 1997B (U.S. Bank of Washington,
      National Association),

1.89%, 10-7-04	1,515	1,515,000
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S.Bank of Washington, National Association),
1.9%, 10-7-04	351	351,000

		13,246,000

Wisconsin - 0.21%
Village of Oregon, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Five K Partnership and Wisco Industries, Inc. Project), Series 2001B (U.S. Bank, National Association),
1.89%, 10-7-04	1,445	1,445,000

TOTAL MUNICIPAL OBLIGATIONS - 23.29%		$163,341,000

(Cost: $163,341,000)

UNITED STATES GOVERNMENT SECURITIES

Federal Home Loan Bank:
1.3%, 2-23-05	7,200	7,200,000
1.47%, 3-1-05	10,000	10,000,000
1.3%, 4-27-05	12,100	12,100,000
1.35%, 4-29-05	6,500	6,500,000
1.555%, 5-3-05	6,000	6,000,000
Overseas Private Investment Corporation:
1.82%, 10-6-04	24,122	24,122,250
1.86%, 10-6-04	32,698	32,697,674

TOTAL UNITED STATES GOVERNMENT SECURITIES - 14.06%		$98,619,924

(Cost: $98,619,924)

TOTAL INVESTMENT SECURITIES - 99.73%		$699,415,623

(Cost: $699,415,623)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.27%		1,866,653

NET ASSETS - 100.00%		$701,282,276

Notes to Schedule of Investments

(A)
Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the total value of these securities amounted to $66,160,242 or 9.43% of net assets.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities

      CASH MANAGEMENT
      September 30, 2004
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost-$699,416) (Note 1)	$699,416
Cash	3,099
Receivables:
Interest	3,280
Fund shares sold	2,150
Prepaid and other assets	92

Total assets	708,037

LIABILITIES
Payable to Fund shareholders	6,215
Accrued shareholder servicing (Note 2)	351
Dividends payable	59
Accrued accounting and administrative services fees (Note 2)	14
Accrued management fee (Note 2)	8
Accrued distribution and service fee (Note 2)	1
Other	107

Total liabilities	6,755

Total net assets	$701,282

NET ASSETS
$0.01 par value capital stock, authorized - 5,000,000;
Class A shares outstanding - 682,794
Class B shares outstanding - 10,081
Class C shares outstanding - 7,714
Waddell & Reed Money Market Class C shares outstanding - 693
Capital stock	$7,013
Additional paid-in capital	694,269

Net assets applicable to outstanding units of capital	$701,282

Net asset value, redemption and offering price per share for all classes	$1.00

See Notes to Financial Statements.

Statement of Operations

      CASH MANAGEMENT
      For the Fiscal Year Ended September 30, 2004
      (In Thousands)

INVESTMENT INCOME
Interest and amortization (Note 1B):	$9,208

Expenses (Note 2):
Shareholder servicing:
Class A	3,076
Class B	48
Class C	36
Waddell & Reed Money Market Class C	3
Investment management fee	2,970
Accounting and administrative services fees	189
Distribution fee:
Class B	78
Class C	51
Waddell & Reed Money Market Class C	8
Custodian fees	112
Service fee:
Class B	26
Class C	17
Waddell & Reed Money Market Class C	3
Legal fees	41
Audit fees	16
Other	354

Total	7,028
Less voluntary reimbursement of (Note 2):
Class B distribution and/or service fees	(75)
Class C distribution and/or service fees	(53)
Waddell & Reed Money Market Class C distribution and/or service fees	(5)

Total expenses	6,895

Net investment income	2,313

Net increase in net assets resulting from operations	$2,313

See Notes to Financial Statements.

Statement of Changes in Net Assets

      CASH MANAGEMENT
      (In Thousands)

	For the fiscal year ended September 30,

	2004	2003

DECREASE IN NET ASSETS
Operations:
Net investment income	$2,313	$6,065

Net increase in net assets resulting from operations	2,313	6,065

Distributions to shareholders from net investment income (Note 1D)(1):
Class A	(2,311)	(6,051)
Class B	(1)	(9)
Class C	(1)	(4)
Waddell & Reed Money Market Class C	- *	(1)

	(2,313)	(6,065)

Capital share transactions (Note 3)	(182,607)	(175,748)

Total decrease	(182,607)	(175,748)
NET ASSETS
Beginning of period	883,889	1,059,637

End of period	$701,282	$883,889

Undistributed net investment income	$-	$-

*Not shown due to rounding.
(1)See "Financial Highlights" on pages 22 - 25.

See Notes to Financial Statements.

Financial Highlights

      CASH MANAGEMENT
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,				For the fiscal period ended	For the fiscal year ended June 30,
	2004	2003	2002	2001	9-30-00	2000

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0032	0.0060	0.0139	0.0463	0.0148	0.0511
Less dividends declared	(0.0032)	(0.0060)	(0.0139)	(0.0463)	(0.0148)	(0.0511)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.32%	0.61%	1.39%	4.78%	1.50%	5.18%
Net assets, end of period (in millions)	$683	$860	$1,038	$1,062	$875	$782
Ratio of expenses to average net assets	0.92%	0.80%	0.78%	0.76%	0.81%(1)	0.83%
Ratio of net investment income to average net assets	0.32%	0.62%	1.37%	4.60%	5.92%(1)	5.08%

(1)Annualized.

See Notes to Financial Statements.

Financial Highlights

      CASH MANAGEMENT
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,				For the fiscal period ended	For the period from 9-9-99(1) to
	2004	2003	2002	2001	9-30-00	6-30-00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0006	0.0047	0.0372	0.0133	0.0346
Less dividends declared	(0.0001)	(0.0006)	(0.0047)	(0.0372)	(0.0133)	(0.0346)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.06%	0.47%	3.83%	1.37%	3.43%
Net assets, end of period (in millions)	$10	$14	$13	$11	$2	$3
Ratio of expenses to average net assets including voluntary expense reimbursement	1.24%	1.34%	1.69%	1.66%	1.43%(2)	1.67%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.01%	0.06%	0.45%	3.49%	5.29%(2)	4.49%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.96%	1.72%	-	-	-	-
Ratio of net investment loss to average net assets excluding voluntary expense reimbursement	-0.71%	-0.32%	-	-	-	-

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights

      CASH MANAGEMENT
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,				For the fiscal period ended	For the period from 9-9-99(1) to
	2004	2003	2002	2001	9-30-00	6-30-00

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0005	0.0047	0.0373	0.0126	0.0335
Less dividends declared	(0.0001)	(0.0005)	(0.0047)	(0.0373)	(0.0126)	(0.0335)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.05%	0.45%	3.83%	1.29%	3.32%
Net assets, end of period (in millions)	$7	$8	$7	$5	$1	$1
Ratio of expenses to average net assets including voluntary expense reimbursement	1.25%	1.34%	1.72%	1.65%	1.68%(2)	1.82%(2)
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.01%	0.05%	0.42%	3.57%	5.05%(2)	4.45%(2)
Ratio of expenses to average net assets excluding voluntary expense reimbursement	2.03%	1.75%	-	-	-	-
Ratio of net investment loss to average net assets excluding voluntary expense reimbursement	-0.77%	-0.37%	-	-	-	-

(1)Commencement of operations of the class.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights

      CASH MANAGEMENT
      Waddell & Reed Money Market Class C Shares(1)
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the fiscal year ended September 30,				For the fiscal period ended	For the fiscal year ended June 30,
	2004	2003	2002	2001	9-30-00	2000

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0006	0.0045	0.0378	0.0128	0.0426
Less dividends declared	(0.0001)	(0.0006)	(0.0045)	(0.0378)	(0.0128)	(0.0426)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%	0.06%	0.46%	3.89%	1.30%	3.86%
Net assets, end of period (in millions)	$1	$2	$2	$3	$7	$9
Ratio of expenses to average net assets including voluntary expense reimbursement	1.20%	1.36%	1.67%	1.61%	1.57%(2)	1.77%
Ratio of net investment income to average net assets including voluntary expense reimbursement	0.01%	0.06%	0.53%	4.03%	5.15%(2)	4.63%
Ratio of expenses to average net assets excluding voluntary expense reimbursement	1.69%	1.56%	-	-	-	-
Ratio of net investment loss to average net assets excluding voluntary expense reimbursement	-0.47%	-0.14%	-	-	-	-

(1)See Note 3.
(2)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

      September 30, 2004

NOTE 1 - Significant Accounting Policies

Waddell & Reed Advisors Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

C. Federal income taxes - It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

D. Dividends to shareholders - All of the Fund's net income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rate of 0.40% of net assets. The Fund accrues and pays this fee daily.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

Under the Shareholder Servicing Agreement, with respect to Class A, Class B, Class C and Waddell & Reed Money Market Class C shares, the Fund pays WRSCO a monthly fee of $1.75 for each shareholder account which was in existence at any time during the prior month and, for Class A shares, $0.75 for each shareholder check it processes. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class B, Class C and Waddell & Reed Money Market Class C shares, respectively. Under the plans, the Fund pays W&R daily a distribution fee not to exceed, on an annual basis, 0.75% of the net assets of the affected class and a service fee not to exceed, on an annual basis, 0.25% of the net assets of the affected class. In the current environment of low interest rates, W&R has voluntarily agreed to reimburse sufficient distribution and service fees to any class of the Fund in order to insure the yield of that class remains at or above 0.01%. During the period ended September 30, 2004, W&R voluntarily reimbursed the distribution and service fees as shown in the following table. Amounts shown are in thousands.

Class B	$75
Class C	53
Waddell & Reed Money Market Class C	5

During the period ended September 30, 2004, W&R received no front-end sales commissions.

During the period ended September 30, 2004, W&R received $114,315 and $10,373 in deferred sales charges for Class B and Class C Shares, respectively.

The Fund paid Directors' regular compensation of $39,298, which are included in other expenses.

As of November 2003, the Fund paid Frederick Vogel III special compensation of $290 for his services as lead independent director.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

Note 3 - Multiclass Operations

The Fund currently offers three classes of shares: Class A, Class B and Class C. Each class represents an interest in the same assets of the Fund and differs as follows: each class of shares has exclusive voting rights on matters appropriately limited to that class; Class B and Class C shares are subject to a CDSC and to an ongoing distribution and service fee. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Waddell & Reed Money Market Class B shares were combined with Waddell & Reed Money Market Class C shares effective March 24, 2000 and were redesignated Waddell & Reed Money Market Class C shares. As of June 30, 2000, Waddell & Reed Money Market Class C shares were closed to direct investment. As of December 1, 2003, Class B and Class C shares were closed to direct investment. Investments via exchange into Class B and Class C shares are permitted.

Transactions in capital stock are summarized below. Amounts are in thousands. The number of shares transacted during the periods corresponds to the dollar amounts included in this table because share transactions are recorded at $1.00 per share.

	For the fiscal year ended September 30,
	2004	2003

Value issued from sale of shares:
Class A	$1,160,392	$1,802,978
Class B	18,402	24,363
Class C	15,220	24,013
Waddell & Reed Money Market Class C	1	-
Value issued from reinvestment of dividends:
Class A	2,208	5,821
Class B	1	8
Class C	1	4
Waddell & Reed Money Market Class C	- *	1
Value redeemed:
Class A	(1,339,712)	(1,986,945)
Class B	(22,239)	(23,075)
Class C	(15,977)	(22,399)
Waddell & Reed Money Market Class C	(904)	(517)

Decrease in outstanding capital	$(182,607)	$(175,748)

*Not shown due to rounding.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Cash Management, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Cash Management, Inc. (the "Fund") as of September 30, 2004, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Cash Management, Inc. as of September 30, 2004, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
November 16, 2004

Income Tax Information

      September 30, 2004

Dividends are taxable to shareholders and are reportable in your Federal income tax returns for the years in which the dividends were received or reinvested.

Statements as to the tax status of each investor's dividends will be mailed annually.

Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business.

Shareholders are advised to consult with their tax advisers concerning the tax treatment of dividends from the Fund.

Corporations:

The dividends are not eligible for the dividends received deduction.

The Board of Directors of Waddell & Reed Advisors Cash Management, Inc.

Each of the individuals listed below serves as a director for the Fund, and for the other portfolios within the Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Inc. and W&R Target Funds, Inc. (the "Advisors Fund Complex"), except that Mr. Hechler is not a Director of W&R Target Funds, Inc. Eleanor B. Schwartz, Joseph Harroz, Jr., Henry J. Herrmann and Keith A. Tucker also serve as directors or trustees of each of the portfolios in the Ivy Family of Funds. The Ivy Family of Funds consists of the portfolios in Ivy Funds and Ivy Funds, Inc. The Advisors Fund Complex, together with the Ivy Family of Funds, make up the Waddell & Reed Fund Complex.

Three of the four "interested" directors are "interested" by virtue of their current or former engagement as officers of Waddell & Reed Financial, Inc. (WDR) or its wholly-owned subsidiaries, including the funds' investment advisor, Waddell & Reed Investment Management Company (WRIMCO); the funds' principal underwriter, Waddell & Reed, Inc. (W&R); and the funds' transfer agent, Waddell & Reed Services Company (WRSCO), as well as by virtue of their personal ownership of shares of WDR. The fourth interested director is a partner in a law firm that has represented W&R within the past two years. The other directors (more than a majority of the total number) are disinterested; that is, they are not employees or officers of, and have no financial interest in, WDR or any of its wholly-owned subsidiaries, including W&R, WRIMCO and WRSCO.

DISINTERESTED DIRECTORS

James M. Concannon (56)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1997
Principal Occupations During Past 5 Years: Professor of Law, Washburn Law School (1988 to present); Dean, Washburn Law School (1988 to 2001)
Other Directorships held by Director: Director, Am Vestors CBO II, Inc., a bond investment firm

John A. Dillingham (65)
4040 Northwest Claymont Drive, Kansas City, MO 64116
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1997
Principal Occupations During Past 5 Years: President and Director, JoDill Corp. (1980 to present) and Dillingham Enterprises, Inc. (1997 to present), both farming enterprises
Other Directorships held by Director: Chairman, Clay Co. IDA and Kansas City Municipal Assistance Corp., both bonding authorities; Director, Salvation Army

David P. Gardner (71)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1998 Principal Occupation During Past 5 Years: President, William and Flora Hewlett Foundation (1993 to 1999)
Other Directorships held by Director: Chairman, J. Paul Getty Trust; Director, Fluor Corp.; Director, Salzburg Seminar

Linda K. Graves (51)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1995
Principal Occupation During Past 5 Years: Shareholder/attorney, Levy & Craig PC (1994 to present) (currently on leave of absence); First Lady of Kansas (1995 to 2003)
Other Directorships held by Director: None

Joseph Harroz, Jr. (37)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 70
Director since: 1998
Principal Occupations During Past 5 Years: Vice President and General Counsel of the Board of Regents, University of Oklahoma (1996 to present); Adjunct Professor, University of Oklahoma Law School (1997 to present); Managing Member, Harroz Investments, LLC, commercial enterprise investments (1998 to present)
Other Directorships held by Director: Director, Ivy Funds, Inc.; Trustee, Ivy Funds

John F. Hayes (84)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1988
Principal Occupation During Past 5 Years: Shareholder, Gilliland & Hayes, PA, a law firm; formerly, Chairman, Gilliland & Hayes (1995 to 2003)
Other Directorships held by Director: Director, Central Bank & Trust; Director, Central Financial Corp.

Glendon E. Johnson (80)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1971
Principal Occupations During Past 5 Years: Retired
Other Directorships held by Director: Manager, Castle Valley Ranches LLC; Chairman, Wellness Council of America; Chairman, Bank Assurance Partners, marketing; Executive Board and Advisory Committee, Boy Scouts of America

Eleanor B. Schwartz (67)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 70
Director since: 1995
Principal Occupations During Past 5 Years: Professor Emeritus, University of Missouri at Kansas City (2003 to present); Professor of Business Administration, University of Missouri at Kansas City (1980 to 2003); Chancellor, University of Missouri at Kansas City (1991 to 1999)
Other Directorships held by Director: Director, Ivy Funds, Inc.; Trustee, Ivy Funds

Frederick Vogel III (69)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1971
Principal Occupation During Past 5 Years: Retired Other Directorships held by Director: None

INTERESTED DIRECTORS

Robert L. Hechler (67)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director; formerly, President, Principal Financial Officer
Number of portfolios overseen by Director: 24
Director since: 1998
Principal Occupations During Past 5 Years: Consultant of WDR and W&R (2001 to present); Director of WDR (1998 to present); Executive Vice President and Chief Operating Officer of WDR (1998 to 2001); Director, Principal Financial Officer and Treasurer of W&R (1981 to 2001); Chief Executive Officer and President of W&R (1993 to 2001); Director, Executive Vice President, Principal Financial Officer and Treasurer of WRIMCO (1985 to 2001); Director and Treasurer of WRSCO (1981 to 2001); President of WRSCO (1981 to 1999)
Other Directorships held by Director: None

Henry J. Herrmann (61)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Director and President; formerly, Vice President
Number of portfolios overseen by Director: 70
Director since: 1998; President since: 2001
Principal Occupation(s) During Past 5 Years: Director, President and Chief Investment Officer of WDR (1998 to present); President and Chief Executive Officer of WRIMCO (1993 to present); Chief Investment Officer of WRIMCO (1991 to present); President, Chairman, Chief Executive Officer, Chief Investment Officer and Director of Waddell & Reed Ivy Investment Company (WRIICO), an affiliate of WDR (2002 to present); President of each of the Funds in the Fund Complex (2001 to present); Director of each of the Funds in the Fund Complex (1998 to present); President of Ivy Funds, Inc. (2001 to present); President of Ivy Funds (2002 to present); Chairman and Director of Ivy Services, Inc.; Treasurer of WDR (1998 to 1999)
Other Directorships held by Director: Director, Austin, Calvert & Flavin, an affiliate of WRIMCO; Director, Ivy Funds Distributor, Inc. (IFDI) an affiliate of WDR; Director of W&R; Director of WRIMCO; Director, Ivy Funds, Inc.; Trustee, Ivy Funds

Frank J. Ross, Jr. (51)
6300 Lamar Avenue, Overland Park, KS 66202
Position held with Fund: Director
Number of portfolios overseen by Director: 42
Director since: 1996
Principal Occupation During Past 5 Years: Shareholder/Director, Polsinelli Shalton & Welte, a law firm (1980 to present)
Other Directorships held by Director: Director, Columbian Bank & Trust

Keith A. Tucker (59)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Chairman of the Board of Directors and Director; formerly, President
Number of portfolios overseen by Director: 70
Director since: 1995; Chairman of the Board of Directors since: 1998
Principal Occupation(s) During Past 5 Years: Chairman, Director and Chief Executive Officer of WDR (1998 to present); Chairman and Director of W&R, WRIMCO and WRSCO (1993 to present); Chairman of the Board of Directors of each of the Funds in the Fund Complex (1998 to present); Director of each of the Funds in the Fund Complex (1993 to present); Principal Financial Officer of WDR (1998 to 1999)
Other Directorships held by Director: Chairman and Director, Ivy Funds, Inc.; Chairman and Trustee, Ivy Funds

OFFICERS

Theodore W. Howard (62)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Treasurer, Principal Accounting Officer and Principal Financial Officer
Length of Time Served: Treasurer and Principal Accounting Officer, 28 years; Vice President, 17 years; Principal Financial Officer, 2 years
Principal Occupation(s) During Past 5 Years: Senior Vice President of WRSCO (2001 to present); Treasurer and Principal Accounting Officer of each of the Funds in the Fund Complex (1976 to present); Vice President of each of the Funds in the Fund Complex (1987 to present); Principal Financial Officer of each of the Funds in the Fund Complex (2002 to present); Vice President of Ivy Funds (2002 to present); Principal Financial Officer, Principal Accounting Officer and Treasurer of Ivy Funds (2003 to present); Assistant Treasurer of Ivy Funds (2002 to 2003); Vice President of WRSCO (1988 to 2001)
Directorships held: None

Kristen A. Richards (36)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Secretary and Associate General Counsel
Length of Time Served: 4 years
Principal Occupation(s) During Past 5 Years: Vice President, Associate General Counsel and Chief Compliance Officer of WRIMCO (2000 to present); Vice President, Associate General Counsel and Chief Compliance Officer of WRIICO (2002 to present); Vice President and Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Secretary of Ivy Funds (2002 to present); Assistant Secretary of each of the funds in the Fund Complex (1998 to 2000)
Directorships held: None

Daniel C. Schulte (38)
6300 Lamar Avenue, Overland Park, KS 66202
Positions held with Fund: Vice President, Assistant Secretary and General Counsel
Length of Time Served: 4 years
Principal Occupation(s) During Past 5 Years: Vice President, Secretary and General Counsel of WDR (2000 to present); Senior Vice President, Secretary and General Counsel of W&R, WRIMCO and WRSCO (2000 to present); Senior Vice President, General Counsel and Assistant Secretary of Ivy Services, Inc. (2002 to present); Vice President, General Counsel and Assistant Secretary of WRIICO (2002 to present); Vice President, General Counsel and Assistant Secretary of each of the Funds in the Fund Complex (2000 to present); Vice President and Assistant Secretary of Ivy Funds (2002 to present); Assistant Secretary of WDR (1998 to 2000)
Directorships held: None

Additional Information about Directors

Waddell & Reed Advisors Cash Management, Inc.'s Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available without charge, upon request, by calling 1.888.WADDELL and is also available on the Fund's website at http://www.waddell.com.

Annual Privacy Notice

Waddell & Reed, Inc., Waddell & Reed Advisors Group of Mutual Funds and Waddell & Reed InvestEd Portfolios, Inc. ("Waddell & Reed") are committed to ensuring their customers have access to a broad range of products and services to help them achieve their personal financial goals. In the course of doing business with Waddell & Reed, customers are requested to share financial information and they may be asked to provide other personal details. Customers can be assured that Waddell & Reed is diligent in its efforts to keep such information confidential.

Recognition of a Customer's Expectation of Privacy

At Waddell & Reed, we believe the confidentiality and protection of customer information is one of our fundamental responsibilities. And while information is critical to providing quality service, we recognize that one of our most important assets is our customers' trust. Thus, the safekeeping of customer information is a priority for Waddell & Reed.

Information Collected

In order to tailor available financial products to your specific needs, Waddell & Reed may request that you complete a variety of forms that require nonpublic personal information about your financial history and other personal details, including but not limited to, your name, address, social security number, assets, income and investments. Waddell & Reed may also gather information about your transactions with us, our affiliates and others.

Categories of Information that may be Disclosed

While Waddell & Reed may disclose information it collects from applications and other forms, as described above, we at Waddell & Reed also want to assure all of our customers that whenever information is used, it is done with discretion. The safeguarding of customer information is an issue we take seriously.

Categories of Parties to whom we disclose nonpublic personal information

Waddell & Reed may disclose nonpublic personal information about you to the following types of third parties: selectively chosen financial service providers, whom we believe have valuable products or services that could benefit you. Whenever we do this, we carefully review the company and the product or service to make sure that it provides value to our customers. We share the minimum amount of information necessary for that company to offer its product or service. We may also share information with unaffiliated companies that assist us in providing our products and services to our customers; in the normal course of our business (for example, with consumer reporting agencies and government agencies); when legally required or permitted in connection with fraud investigations and litigation; and at the request or with the permission of a customer.

Opt Out Right

If you prefer that we not disclose nonpublic personal information about you to nonaffiliated third parties, you may opt out of those disclosures, that is, you may direct us not to make those disclosures (other than disclosures permitted by law). If you wish to opt out of disclosures to nonaffiliated third parties, please provide a written request to opt out with your name and account number(s) or social security number to: Waddell & Reed, Attn: Opt Out Notices, P.O. Box 29220, Shawnee Mission, Kansas 66201. You may also call 1.888.WADDELL and a Client Services Representative will assist you.

Confidentiality and Security

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Proxy Voting Information Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Cash Management, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on Form N-PX through the Fund's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

Beginning with the quarter ending December 31, 2004, a complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the SEC on the Fund's Form N-Q. Form NQ may be obtained in the following ways:

* On the SEC's website at http://www.sec.gov.

* For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by callling 1.800.SEC.0330.

* On the Fund's website at http://www.waddell.com.

Householding Notice

If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800.532.2749.

Write to us at the address listed on the back cover.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all Traditional IRA Planholders:

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. We will not withhold taxes unless you make a written election to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

This page for your notes and calculations.

The Waddell & Reed Advisors Funds Family

Global/International Funds

      Waddell & Reed Advisors Global Bond Fund

      Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

      Waddell & Reed Advisors Accumulative Fund

      Waddell & Reed Advisors Core Investment Fund

      Waddell & Reed Advisors Dividend Income Fund

      Waddell & Reed Advisors New Concepts Fund

      Waddell & Reed Advisors Small Cap Fund

      Waddell & Reed Advisors Tax-Managed Equity Fund

      Waddell & Reed Advisors Value Fund

      Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

      Waddell & Reed Advisors Bond Fund

      Waddell & Reed Advisors Government Securities Fund

      Waddell & Reed Advisors High Income Fund

      Waddell & Reed Advisors Limited-Term Bond Fund

      Waddell & Reed Advisors Municipal Bond Fund

      Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

      Waddell & Reed Advisors Cash Management

Specialty Funds

      Waddell & Reed Advisors Asset Strategy Fund

      Waddell & Reed Advisors Continental Income Fund

      Waddell & Reed Advisors Retirement Shares

      Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

Waddell & Reed Advisors Funds
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217

NUR1010A (9-04)

ITEM 2. CODE OF ETHICS

(a)

As of September 30, 2004, the Registrant has adopted a code of ethics (the "Code"), as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Office and Principal Financial Officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

(b)

There have been no amendments, during the period covered by this report, to a provision of the Code that applies to the registrant's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the Code.

(c)

During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from a provision of the Code that applies to the registrant's Principal Executive Officer, Principal Financial Officer, Principal Accounting Officer or Controller, or persons performing similar functions, regardless of whether those individuals were employed by the registrant or a third party, that related to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Directors of the Registrant has determined that Glendon E. Johnson, Sr. is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for each of the last two fiscal years are as follows:

	2003	$12,200
	2004	13,000

(b)	Audit-Related Fees

The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's annual financial statements and are not reported under paragraph (a) of this Item are as follows:

	2003	$1,110
	2004	1,300

	These fees are related to the review of Form N-1A and to the review of merger proxies.

(c)	Tax Fees

	The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows:

	2003	$1,040
	2004	1,100

	These fees are related to the review of the registrant's tax returns.

(d)	All Other Fees

	The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item are as follows:

	2003	$545
	2004	1,629

	These fees are related to the review of internal control and the review of additional security-related costs.

(e)	(1)	Registrant's audit committee considers with the principal accountants all audit services to be provided by the principal accountants and pre-approves all such audit services.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted and overseen by the investment advisor) or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total fees paid to the principal accountants by the registrant for all services and by the registrant's investment adviser for non-audit services if the engagement relates directly to the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)	(2)

None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to the waiver provisions of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

$2,695 and $4,029 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the registrant. $115,525 and $175,447 are the aggregate non-audit fees billed in each of the last two fiscal years for services rendered by the principal accountant to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant has no such procedures.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The Code described in Item 2 of this Form N-CSR.

Attached hereto as Exhibit 99.CODE.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Cash Management, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date December 9, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date December 9, 2004